FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21357
                                    ---------

                FRANKLIN TEMPLETON LIMITED DURATION INCOME TRUST
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
         --------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  954/527-7500
                                                    -------------

Date of fiscal year end:   03/31
                         -----------

Date of reporting period:  12/31/08
                          ----------


ITEM 1. SCHEDULE OF INVESTMENTS.



Franklin Templeton
Limited Duration Income Trust

QUARTERLY STATEMENT OF INVESTMENTS
DECEMBER 31, 2008

CONTENTS

Statement of Investments .................................................    3
Notes to Statement of Investments ........................................   14

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2008 (UNAUDITED)

                                                                                         COUNTRY        SHARES             VALUE
                                                                                     --------------   ---------        ------------
       PREFERRED STOCKS (COST $237,850) 0.1%
       DIVERSIFIED FINANCIALS 0.1%
       Preferred Blocker Inc., 9.00%, pfd., 144A .................................   United States           670       $    237,850
                                                                                                                       ------------

                                                                                                      PRINCIPAL
                                                                                                      AMOUNT(a)
                                                                                                      ---------
       CORPORATE BONDS 47.5%
       AUTOMOBILES & COMPONENTS 1.8%
       Ford Motor Credit Co. LLC,
   (b)    FRN, 9.203%, 4/15/09 ...................................................   United States     1,000,000            966,250
          senior note, 5.80%, 1/12/09 ............................................   United States     2,000,000          1,994,342
          senior note, 9.875%, 8/10/11 ...........................................   United States     2,000,000          1,476,202
                                                                                                                       ------------
                                                                                                                          4,436,794
                                                                                                                       ------------
       CAPITAL GOODS 1.3%
       RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14 ...................   United States     2,000,000          1,500,000
       RSC Equipment Rental Inc., senior note, 9.50%, 12/01/14 ...................   United States     2,500,000          1,387,500
       TransDigm Inc., senior sub. note, 7.75%, 7/15/14 ..........................   United States       400,000            330,000
                                                                                                                       ------------
                                                                                                                          3,217,500
                                                                                                                       ------------
       COMMERCIAL & PROFESSIONAL SERVICES 1.3%
   (b) ARAMARK Corp., senior note, FRN, 6.693%, 2/01/15 ..........................   United States     2,500,000          1,900,000
       JohnsonDiversey Holdings Inc., senior disc. note, 10.67%, 5/15/13 .........   United States     2,000,000          1,410,000
                                                                                                                       ------------
                                                                                                                          3,310,000
                                                                                                                       ------------
       CONSUMER DURABLES & APPAREL 1.9%
       Jarden Corp., senior sub. note, 7.50%, 5/01/17 ............................   United States     2,500,000          1,718,750
       Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 ......................   United States     2,000,000          1,650,000
       KB Home, senior note, 6.375%, 8/15/11 .....................................   United States     2,000,000          1,550,000
                                                                                                                       ------------
                                                                                                                          4,918,750
                                                                                                                       ------------
       CONSUMER SERVICES 3.2%
       Host Hotels & Resorts LP, senior note, K, 7.125%, 11/01/13 ................   United States     2,500,000          2,025,000
       MGM MIRAGE, senior note, 6.75%, 4/01/13 ...................................   United States     3,000,000          2,025,000
       Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 ............   United States     2,000,000          1,590,000
       Royal Caribbean Cruises Ltd., senior note, 8.00%, 5/15/10 .................   United States     3,000,000          2,580,000
                                                                                                                       ------------
                                                                                                                          8,220,000
                                                                                                                       ------------
       DIVERSIFIED FINANCIALS 4.9%
       American Express Credit Corp., C, 7.30%, 8/20/13 ..........................   United States     2,000,000          2,049,174
   (c) BAT International Finance PLC, 144A, 8.125%, 11/15/13 .....................   United Kingdom    2,000,000          2,062,088
       General Electric Capital Corp., 4.80%, 5/01/13 ............................   United States     2,000,000          1,969,678
   (c) GMAC LLC, senior note, 144A,
          7.25%, 3/02/11 .........................................................   United States     1,266,000          1,088,507
          6.875%, 8/28/12 ........................................................   United States     1,899,000          1,458,736
       JPMorgan Chase & Co., sub. note, 5.75%, 1/02/13 ...........................   United States     2,000,000          2,030,884
   (d) Lehman Brothers Holdings Inc., senior note, 6.20%, 9/26/14 ................   United States     3,000,000            300,000
       Merrill Lynch & Co. Inc., 5.45%, 2/05/13 ..................................   United States     1,500,000          1,443,163
                                                                                                                       ------------
                                                                                                                         12,402,230
                                                                                                                       ------------


                     Quarterly Statement of Investments | 3

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                                      PRINCIPAL
                                                                                         COUNTRY      AMOUNT(a)            VALUE
                                                                                     --------------   ---------        ------------
       CORPORATE BONDS (CONTINUED)
       ENERGY 5.3%
       Chesapeake Energy Corp., senior note, 7.50%, 6/15/14 ......................   United States     4,000,000       $  3,400,000
       Compagnie Generale de Geophysique-Veritas, senior note, 7.50%, 5/15/15 ....   France            2,300,000          1,437,500
       El Paso Corp., senior note, 12.00%, 12/12/13 ..............................   United States     1,600,000          1,604,000
       Mariner Energy Inc., senior note, 7.50%, 4/15/13 ..........................   United States     2,000,000          1,290,000
   (c) Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14 .................   Switzerland       2,500,000          1,600,000
   (c) SandRidge Energy Inc., senior note, 144A, 8.00%, 6/01/18 ..................   United States     2,000,000          1,120,000
       Tesoro Corp., senior note, 6.625%, 11/01/15 ...............................   United States     2,000,000          1,170,000
       The Williams Co. Inc., 8.125%, 3/15/12 ....................................   United States     2,000,000          1,852,500
                                                                                                                       ------------
                                                                                                                         13,474,000
                                                                                                                       ------------
       FOOD, BEVERAGE & TOBACCO 1.3%
       Dean Foods Inc., senior note, 7.00%, 6/01/16 ..............................   United States     1,600,000          1,368,000
       Smithfield Foods Inc., senior note, 8.00%, 10/15/09 .......................   United States     2,000,000          1,910,000
                                                                                                                       ------------
                                                                                                                          3,278,000
                                                                                                                       ------------
       HEALTH CARE EQUIPMENT & SERVICES 5.9%
       Coventry Health Care Inc., senior note, 5.875%, 1/15/12 ...................   United States     3,000,000          2,204,400
       DaVita Inc.,
            senior note, 6.625%, 3/15/13 .........................................   United States       900,000            859,500
            senior sub. note, 7.25%, 3/15/15 .....................................   United States     1,000,000            955,000
       FMC Finance III SA, senior note, 6.875%, 7/15/17 ..........................   Germany           2,000,000          1,880,000
       HCA Inc., senior secured note, 9.125%, 11/15/14 ...........................   United States     3,000,000          2,790,000
       Tenet Healthcare Corp., senior note, 6.375%, 12/01/11 .....................   United States     2,500,000          1,943,750
 (b,e) U.S. Oncology Holdings Inc., senior note, PIK, FRN, 8.334%, 3/15/12 .......   United States     2,149,218          1,375,499
   (e) United Surgical Partners International Inc., senior sub. note, PIK, 9.25%,
          5/01/17 ................................................................   United States     2,000,000          1,240,000
       Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%, 10/01/14 .....   United States     2,000,000          1,680,000
                                                                                                                       ------------
                                                                                                                         14,928,149
                                                                                                                       ------------
       INSURANCE 0.6%
   (c) Metropolitan Life Global Funding I, senior secured note, 144A, 5.125%,
          4/10/13 ................................................................   United States     1,700,000          1,585,471
                                                                                                                       ------------
       MATERIALS 3.9%
       Crown Americas Inc., senior note, 7.625%, 11/15/13 ........................   United States     3,000,000          2,985,000
   (b) Freeport-McMoRan Copper & Gold Inc., senior note, FRN, 5.883%, 4/01/15 ....   United States     3,000,000          2,075,820
       Huntsman International LLC, senior sub. note, 7.875%, 11/15/14 ............   United States     1,500,000            810,000
   (c) Ineos Group Holdings PLC, senior secured note, 144A, 8.50%, 2/15/16 .......   United Kingdom    3,000,000            285,000
   (c) MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17 ....................   United States     2,000,000          1,050,000
       Nalco Co., senior sub. note, 8.875%, 11/15/13 .............................   United States     2,500,000          2,125,000
       Smurfit Kappa Funding PLC, senior sub. note, 7.75%, 4/01/15 ...............   Ireland           1,200,000            660,000
                                                                                                                       ------------
                                                                                                                          9,990,820
                                                                                                                       ------------


                     4 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                                      PRINCIPAL
                                                                                        COUNTRY       AMOUNT(a)            VALUE
                                                                                     --------------   ---------        ------------
       CORPORATE BONDS (CONTINUED)
       MEDIA 5.7%
       CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 ......................   Canada            2,000,000       $    890,000
       CCH II LLC, senior note, 10.25%, 9/15/10 ..................................   United States     4,000,000          1,860,000
       CSC Holdings Inc., senior note, 8.125%, 7/15/09 ...........................   United States     1,000,000            997,500
       Dex Media West Finance, senior sub. note, 9.875%, 8/15/13 .................   United States     4,000,000            960,000
       DIRECTV Holdings LLC, senior note, 8.375%, 3/15/13 ........................   United States     2,500,000          2,500,000
       EchoStar DBS Corp., senior note, 6.375%, 10/01/11 .........................   United States     2,000,000          1,865,000
       Lamar Media Corp., senior sub. note,
          7.25%, 1/01/13 .........................................................   United States     1,000,000            802,500
          C, 6.625%, 8/15/15 .....................................................   United States     2,000,000          1,455,000
       LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ....................   United States     1,000,000            482,500
       Quebecor Media Inc., senior note, 7.75%, 3/15/16 ..........................   Canada            2,500,000          1,700,000
       Radio One Inc., senior sub. note, B, 8.875%, 7/01/11 ......................   United States     2,000,000            995,000
                                                                                                                       ------------
                                                                                                                         14,507,500
                                                                                                                       ------------
       REAL ESTATE 0.0%(f)
       Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 ................   United States       200,000             71,000
                                                                                                                       ------------
       RETAILING 0.4%
       Michaels Stores Inc., senior note, 10.00%, 11/01/14 .......................   United States     2,000,000            920,000
                                                                                                                       ------------
       SOFTWARE & SERVICES 1.4%
       SunGard Data Systems Inc., senior note, 9.125%, 8/15/13 ...................   United States     4,000,000          3,480,000
                                                                                                                       ------------
       TECHNOLOGY HARDWARE & EQUIPMENT 0.7%
   (c) Nortel Networks Ltd., senior note, 144A, 10.75%, 7/15/16 ..................   Canada            2,000,000            439,070
   (b) Sanmina-SCI Corp.,
   (c)    senior note, 144A, FRN, 4.746%, 6/15/14 ................................   United States     1,000,000            545,000
          senior sub. note, 6.75%, 3/01/13 .......................................   United States     1,700,000            739,500
                                                                                                                       ------------
                                                                                                                          1,723,570
                                                                                                                       ------------
       TELECOMMUNICATION SERVICES 4.5%
   (c) Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 ....................   Jamaica           2,000,000          1,310,000
   (c) Intelsat Subsidiary Holding Co. Ltd., senior note, 144A, 8.50%, 1/15/13 ...   Bermuda           2,500,000          2,325,000
       MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14 ......................   United States     2,000,000          1,800,000
       Millicom International Cellular SA, senior note, 10.00%, 12/01/13 .........   Luxembourg        2,000,000          1,810,000
       Qwest Communications International Inc., senior note, B, 7.50%, 2/15/14 ...   United States     2,000,000          1,440,000
   (c) Wind Acquisition Finance SA, senior note, 144A, 10.75%, 12/01/15 ..........   Italy             3,000,000          2,595,000
                                                                                                                       ------------
                                                                                                                         11,280,000
                                                                                                                       ------------
       UTILITIES 3.4%
       Dynegy Holdings Inc., senior note, 7.50%, 6/01/15 .........................   United States     2,000,000          1,410,000
       Mirant North America LLC, senior note, 7.375%, 12/31/13 ...................   United States     2,000,000          1,930,000
       NRG Energy Inc., senior note, 7.25%, 2/01/14 ..............................   United States     3,000,000          2,812,500


                     Quarterly Statement of Investments | 5

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                                      PRINCIPAL
                                                                                        COUNTRY       AMOUNT(a)           VALUE
                                                                                     --------------   ---------        ------------
       CORPORATE BONDS (CONTINUED)
       UTILITIES (CONTINUED)
       PNM Resources Inc., senior note, 9.25%, 5/15/15 ...........................   United States       300,000       $    240,000
   (c) Texas Competitive Electric Holdings Co. LLC, senior note, 144A, 10.25%,
          11/01/15 ...............................................................   United States     3,000,000          2,145,000
                                                                                                                       ------------
                                                                                                                          8,537,500
                                                                                                                       ------------
       TOTAL CORPORATE BONDS (COST $160,961,595) .................................                                      120,281,284
                                                                                                                       ------------
       MORTGAGE-BACKED SECURITIES 43.9%
   (b) FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.4%
       FHLMC, 4.452%, 5/01/34 ....................................................   United States     1,025,354          1,031,385
                                                                                                                       ------------

       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 20.2%
       FHLMC Gold 15 Year, 4.50%, 6/01/23 ........................................   United States     2,411,455          2,469,804
   (g) FHLMC Gold 15 Year, 5.00%, 1/01/22 - 5/01/23 ..............................   United States     3,545,914          3,642,880
       FHLMC Gold 15 Year, 5.50%, 7/01/19 ........................................   United States       224,532            232,003
       FHLMC Gold 15 Year, 6.00%, 7/01/23 ........................................   United States     1,132,779          1,174,717
   (g) FHLMC Gold 30 Year, 5.00%, 1/01/34 ........................................   United States     4,000,000          4,088,124
       FHLMC Gold 30 Year, 5.00%, 4/01/38 ........................................   United States     2,942,066          3,010,226
       FHLMC Gold 30 Year, 5.50%, 1/01/38 - 7/01/38 ..............................   United States     3,195,658          3,274,999
   (g) FHLMC Gold 30 Year, 5.50%, 1/01/34 ........................................   United States     3,000,000          3,070,782
       FHLMC Gold 30 Year, 5.50%, 7/01/38 ........................................   United States     2,462,381          2,523,276
       FHLMC Gold 30 Year, 6.00%, 7/01/28 - 1/01/38 ..............................   United States     5,915,377          6,112,518
   (g) FHLMC Gold 30 Year, 6.00%, 1/15/31 ........................................   United States     8,085,000          8,328,811
       FHLMC Gold 30 Year, 6.00%, 8/01/38 ........................................   United States     2,973,259          3,066,301
   (g) FHLMC Gold 30 Year, 6.50%, 1/01/31 ........................................   United States     7,211,000          7,489,301
       FHLMC Gold 30 Year, 7.00%, 9/01/27 ........................................   United States       742,669            777,119
       FHLMC Gold 30 Year, 8.00%, 1/01/31 ........................................   United States       128,042            135,862
       FHLMC Gold 30 Year, 8.50%, 7/01/31                                            United States     1,681,386          1,817,916
                                                                                                                       ------------
                                                                                                                         51,214,639
                                                                                                                       ------------
   (b) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 0.7%
       FNMA, 4.562%, 7/01/34 .....................................................   United States     1,639,755          1,641,235
       FNMA, 5.993%, 6/01/32 .....................................................   United States       104,089            108,006
                                                                                                                       ------------
                                                                                                                          1,749,241
                                                                                                                       ------------
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 19.1%
       FNMA 15 Year, 5.00%, 6/01/23 ..............................................   United States     1,385,733          1,424,676
   (g) FNMA 15 Year, 5.50%, 1/15/19 ..............................................   United States       145,000            149,327
       FNMA 15 Year, 5.50%, 7/01/20 ..............................................   United States     3,244,190          3,357,201
       FNMA 15 Year, 5.50%, 11/01/23 .............................................   United States     1,992,497          2,055,678
       FNMA 15 Year, 6.00%, 10/01/23 .............................................   United States     1,979,987          2,057,003
       FNMA 15 Year, 6.50%, 7/01/20 ..............................................   United States       251,880            257,286
   (g) FNMA 30 Year, 5.00%, 1/01/35 ..............................................   United States     1,500,000          1,531,641
       FNMA 30 Year, 5.00%, 4/01/38 ..............................................   United States     5,770,484          5,898,763
   (g) FNMA 30 Year, 5.50%, 1/15/37 ..............................................   United States     4,798,000          4,918,698
       FNMA 30 Year, 6.00%, 4/01/33 ..............................................   United States       952,810            984,711
   (g) FNMA 30 Year, 6.00%, 1/01/29 ..............................................   United States     8,410,000          8,658,356
       FNMA 30 Year, 6.00%, 8/01/38 ..............................................   United States     2,942,782          3,033,030


                      6| Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                                      PRINCIPAL
                                                                                        COUNTRY       AMOUNT(a)            VALUE
                                                                                     --------------   ---------        ------------
       MORTGAGE-BACKED SECURITIES (CONTINUED)
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE (CONTINUED)
       FNMA 30 Year, 6.50%, 8/01/32 ..............................................   United States     1,239,364       $  1,293,393
   (g) FNMA 30 Year, 6.50%, 1/01/32 ..............................................   United States    11,123,000         11,552,281
       FNMA 30 Year, 7.00%, 9/01/18 ..............................................   United States       267,643            283,236
       FNMA 30 Year, 8.00%, 10/01/29 .............................................   United States       203,680            215,947
       FNMA 30 Year, 8.50%, 8/01/26 ..............................................   United States       472,666            510,486
                                                                                                                       ------------
                                                                                                                         48,181,713
                                                                                                                       ------------
       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 3.5%
   (g) GNMA I SF 30 Year, 5.50%, 1/15/33 .........................................   United States     5,910,000          6,086,378
       GNMA I SF 30 Year, 6.50%, 6/15/31 - 12/15/33 ..............................   United States     1,982,936          2,081,738
       GNMA II SF 30 Year, 7.00%, 1/20/24 - 1/20/29 ..............................   United States       195,866            206,506
       GNMA II SF 30 Year, 8.00%, 1/20/28 - 2/20/32 ..............................   United States       393,843            418,950
                                                                                                                       ------------
                                                                                                                          8,793,572
                                                                                                                       ------------
       TOTAL MORTGAGE-BACKED SECURITIES (COST $109,013,618) ......................                                      110,970,550
                                                                                                                       ------------
       ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
       SECURITIES 8.8%
       BANKS 5.8%
       Banc of America Commercial Mortgage Inc., 2005-3, A2, 4.501%,
          7/10/43 ................................................................   United States     5,000,000          4,595,098
   (b) Citigroup/Deutsche Bank Commercial Mortgage Trust, 2005-CD1,
          A3, FRN, 5.225%, 7/15/44 ...............................................   United States     3,000,000          2,432,243
          A4, FRN, 5.225%, 7/15/44 ...............................................   United States       400,000            332,950
       Greenwich Capital Commercial Funding Corp., 2004-GG1, A7, 5.317%,
          6/10/36 ................................................................   United States     1,605,000          1,339,921
       GS Mortgage Securities Corp. II, 2003-C1, A3, 4.608%, 1/10/40 .............   United States       400,000            353,307
       LB-UBS Commercial Mortgage Trust,
   (b) 2002-C2, A4, FRN, 5.594%, 6/15/31 .........................................   United States     2,000,000          1,872,650
          2005-C1, A2, 4.31%, 2/15/30 ............................................   United States     1,395,000          1,295,338
          2006-C1, A4, 5.156%, 2/15/31 ...........................................   United States     2,800,000          2,231,219
   (b) Merrill Lynch Mortgage Investors Trust, 2003-OPT1, B2, FRN, 3.221%,
          7/25/34 ................................................................   United States       236,373             23,005
   (b) Morgan Stanley ABS Capital I Inc. Trust,
          2003-HE3, B1, FRN, 3.771%, 10/25/33 ....................................   United States       765,779            179,461
          2003-NC10, B1, FRN, 5.421%, 10/25/33 ...................................   United States       605,756             96,399
                                                                                                                       ------------
                                                                                                                         14,751,591
                                                                                                                       ------------
       DIVERSIFIED FINANCIALS 3.0%
   (b) Argent Securities Inc., 2003-W5, M4, FRN, 4.221%, 10/25/33 ................   United States     1,236,648            523,516
   (b) Chase Funding Mortgage Loan Asset-Backed Certificates, 2004-2, 2A2,
          FRN, 0.721%, 2/25/35 ...................................................   United States     1,764,722            918,523
   (b) Chase Issuance Trust, 2005-A9, A9, FRN, 1.215%, 11/15/11 ..................   United States     1,000,000            964,306
       Citigroup Commercial Mortgage Trust, 2008-C7, A4, 6.095%, 12/10/49 ........   United States       700,000            542,688
   (b) GSAMP Trust, 2003-AHL, B1, FRN, 4.471%, 10/25/33 ..........................   United States     1,243,595            422,049
   (b) JPMorgan Chase Commercial Mortgage Securities Corp., 2005-LDP5, A4,
          FRN, 5.179%, 12/15/44 ..................................................   United States     1,000,000            804,412


                     Quarterly Statement of Investments | 7

Franklin Templeton

Limited Duration Income Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                                      PRINCIPAL
                                                                                        COUNTRY       AMOUNT(a)            VALUE
                                                                                     --------------   ---------        ------------
       ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
       SECURITIES (CONTINUED)
       DIVERSIFIED FINANCIALS (CONTINUED)
   (b) MBNA Master Credit Card Trust II, 1997-B, A, FRN, 1.355%, 8/15/14 .........   United States     3,000,000       $  2,504,780
   (b) Morgan Stanley Dean Witter Capital I, 2003-NC3, B1, FRN, 4.971%,
          3/25/33 ................................................................   United States       656,103            138,160
   (b) New Century Home Equity Loan Trust, 2003-2, M3, FRN, 6.021%,
          1/25/33 ................................................................   United States       887,606             49,142
   (b) Option One Mortgage Loan Trust, 2003-6, M5, FRN, 3.771%,
          11/25/33 ...............................................................   United States       959,531            245,201
   (b) Specialty Underwriting & Residential Finance, 2003-BC4, B2, FRN,
          2.971%, 11/25/34 .......................................................   United States       361,174             59,091
   (b) Structured Asset Investment Loan Trust,
             2003-BC2, M3, FRN, 5.346%, 4/25/33 ..................................   United States        13,987                426
             2003-BC13, M4, FRN, 4.596%, 11/25/33 ................................   United States       586,583            298,820
                                                                                                                       ------------
                                                                                                                          7,471,114
                                                                                                                       ------------
       TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL
          MORTGAGE-BACKED SECURITIES (COST $30,608,398) ..........................                                       22,222,705
                                                                                                                       ------------
   (b) SENIOR FLOATING RATE INTERESTS 50.6%
       AUTOMOBILES & COMPONENTS 1.9%
       Cooper Standard Automotive Inc., Term Loan D, 4.00%, 12/23/11 .............   United States       873,000            371,025
       Federal-Mogul Corp., Term Loan B, 2.518% - 3.878%, 12/27/14 ...............   United States     4,221,786          1,883,972
       Key Safety Systems Inc., Term Loan B, 2.721% - 6.753%, 3/10/14 ............   United States     1,984,848          1,037,083
       TRW Automotive Inc., Tranche B-1 Term Loan, 4.625% - 5.813%,
          2/09/14 ................................................................   United States     1,903,272          1,277,096
                                                                                                                       ------------
                                                                                                                          4,569,176
                                                                                                                       ------------
       CAPITAL GOODS 4.4%
       BE Aerospace Inc., Term Loan B, 5.75% - 5.91%, 7/28/14 ....................   United States       497,500            453,554
       Goodman Global Holdings Co. Inc., Term Loan B, 7.708%, 2/13/14 ............   United States     1,084,500            811,567
       Manitowoc Co. Inc., Term Loan B, 6.50%, 11/06/14 ..........................   United States     1,800,000          1,276,200
       Oshkosh Truck Corp.,
          Term Loan A, 1.97% - 2.47%, 12/06/11 ...................................   United States       775,000            561,875
          Term Loan B, 1.97% - 3.70%, 12/06/13 ...................................   United States     3,363,700          1,981,781
       RBS Global Inc. (Rexnord Corp.), Term Loan, 4.39% - 7.003%,
          7/22/13 ................................................................   United States     3,000,000          2,175,000
       Spirit Aerosystems Inc. (Onex Wind Finance LP), Term B-1 Loan, 6.50%,
          12/31/11 ...............................................................   United States     1,257,019          1,062,182
       TriMas Co. LLC,
          Term Loan B, 4.276% - 5.766%, 8/02/13 ..................................   United States     2,386,218          1,360,144
          Tranche B-1 L/C, 4.92%, 8/02/11 ........................................   United States       563,341            321,104
       URS Corp., Term Loan B, 5.726%, 5/15/13 ...................................   United States     1,272,877          1,107,403
                                                                                                                       ------------
                                                                                                                         11,110,810
                                                                                                                       ------------
       COMMERCIAL & PROFESSIONAL SERVICES 2.8%
       ARAMARK Corp.,
          Synthetic L/C, 2.427%, 1/26/14 .........................................   United States       271,357            224,803
          Term Loan B, 3.334%, 1/26/14 ...........................................   United States     4,271,345          3,538,544


                     8 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                                      PRINCIPAL
                                                                                        COUNTRY       AMOUNT(a)            VALUE
                                                                                     --------------   ---------        ------------
   (b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       COMMERCIAL & PROFESSIONAL SERVICES (CONTINUED)
       Nielsen Finance LLC (VNU Inc.), Dollar Term Loan, 3.825% - 4.388%,
          8/09/13 ................................................................   United States     4,015,911       $  2,733,330
       West Corp., Term Loan B-2, 2.836% - 4.265%, 10/24/13 ......................   United States       869,659            542,605
                                                                                                                       ------------
                                                                                                                          7,039,282
                                                                                                                       ------------
       CONSUMER DURABLES & APPAREL 1.3%
       Jarden Corp., Term Loan B2, 3.209%, 1/24/12 ...............................   United States     2,897,252          2,178,734
       Jostens IH Corp. (Visant Holding Corp.), Term Loan C, 5.171%,
          12/21/11 ...............................................................   United States     1,350,000          1,134,000
                                                                                                                       ------------
                                                                                                                          3,312,734
                                                                                                                       ------------
       CONSUMER SERVICES 4.3%
       Affinion Group Inc., Term Loan B, 3.959% - 4.673%, 10/17/12 ...............   United States     3,000,000          2,092,500
       Education Management LLC, Term Loan C, 3.25%, 6/01/13 .....................   United States     2,440,193          1,551,963
       Laureate Education Inc.,
          Closing Date Term Loan, 3.75%, 8/18/14 .................................   United States     1,888,399          1,044,913
          Delayed Draw Term Loan, 3.75%, 8/18/14 .................................   United States       282,596            156,370
       OSI Restaurant Partners LLC (Outback),
          Pre-Funded Revolving Credit, 1.816%, 6/14/13 ...........................   United States       296,204            134,896
          Term Loan B, 2.813%, 6/14/14 ...........................................   United States     3,510,013          1,598,519
       Penn National Gaming Inc., Term Loan B, 2.21% - 5.89%, 10/03/12 ...........   United States     2,707,198          2,200,351
       VML U.S. Finance LLC (Venetian Macau),
          Delayed Draw, 2.72%, 5/25/12 ...........................................   Macau             1,166,667            566,563
          New Project Term Loans, 2.72%, 5/25/13 .................................   Macau             1,477,778            717,646
          Term Loan B, 2.72%, 5/25/13 ............................................   Macau             1,703,704            827,361
                                                                                                                       ------------
                                                                                                                         10,891,082
                                                                                                                       ------------
       DIVERSIFIED FINANCIALS 0.2%
       Nuveen Investments Inc., Term Loan B, 3.461% - 4.466%, 11/13/14 ...........   United States     1,549,431            613,962
                                                                                                                       ------------
       ENERGY 0.4%
       Dresser Inc., Term Loan B, 2.711% - 4.486%, 5/04/14 .......................   United States     1,552,923            984,165
                                                                                                                       ------------
       FOOD, BEVERAGE & TOBACCO 0.9%
       Dean Foods Co., Term Loan B, 1.97% - 2.96%, 4/02/14 .......................   United States     1,752,838          1,481,774
       Wm. Wrigley Jr. Co., Term Loan B, 5.75%, 10/06/14 .........................   United States       900,000            863,250
                                                                                                                       ------------
                                                                                                                          2,345,024
                                                                                                                       ------------
       HEALTH CARE EQUIPMENT & SERVICES 6.0%
       Bausch and Lomb Inc.,
          Delayed Draw Term Loan, 3.25% - 4.709%, 4/28/15 ....   .................   United States        84,000             57,600
          Parent Term Loan B, 4.709%, 4/28/15 ................   .................   United States       554,400            380,160
       Community Health Systems Inc.,
          Delayed Draw Term Loan, 3.404%, 7/25/14 ................   .............   United States        41,763             32,721
          Term Loan, 4.439% - 4.446%, 7/25/14 ....................   .............   United States     2,448,964          1,918,764
       DaVita Inc., Term Loan B-1, 1.97% - 6.32%, 10/05/12 .......................   United States     2,717,434          2,388,431
       DJO Finance LLC, Term Loan B, 3.461% - 4.459%, 5/20/14 ....................   United States     2,722,500          1,932,975
       Fresenius Medical Care Holdings Inc., Term Loan B, 2.841% - 6.125%,
          3/31/13 ................................................................   Germany           1,496,769          1,302,189


                     Quarterly Statement of Investments | 9

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                                      PRINCIPAL
                                                                                        COUNTRY       AMOUNT(a)           VALUE
                                                                                     --------------   ---------        ------------
   (b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
       Fresenius SE (New Finco1), Term Loan B1, 6.75%, 8/20/14 ...................   Germany            519,916        $    474,423
       Fresenius SE (APP), Term Loan B2, 6.75%, 8/20/14 ..........................   Germany            280,084             255,577
       HCA Inc., Term Loan B-1, 3.709%, 11/18/13 .................................   United States    4,070,004           3,217,846
       Health Management Associates Inc., Term Loan B, 3.209%, 2/28/14 ...........   United States      997,342             619,064
       Iasis Healthcare LLC,
          Delayed Draw Term Loan, 2.461%, 3/14/14 ................................   United States      477,776             343,700
          Initial Term Loan, 2.461%, 3/14/14 .....................................   United States    1,380,723             993,258
          Synthetic L/C, 4.54%, 3/14/14 ..........................................   United States      128,047              92,114
       Vanguard Health Holding Co. II LLC, Replacement Term Loan,
          2.721% - 3.709%, 9/23/11 ...............................................   United States    1,576,150           1,296,383
                                                                                                                       ------------
                                                                                                                         15,305,205
                                                                                                                       ------------
       HOUSEHOLD & PERSONAL PRODUCTS 0.2%
       FTD Group Inc., Term Loan B, 6.526% - 8.035%, 8/04/14 .....................   United States      600,000             525,000
                                                                                                                       ------------
       INSURANCE 0.6%
       Conseco Inc., Term Loan, 3.825%, 10/10/13 .................................   United States    2,163,853           1,401,095
                                                                                                                       ------------
       MATERIALS 6.2%
       Anchor Glass Container Corp., Term Loan, 6.75% - 7.958%, 6/20/14 ..........   United States    1,593,535           1,314,666
       Celanese U.S. Holdings LLC, Dollar Term Loan, 5.553%, 4/02/14 .............   United States    2,969,773           2,041,719
       Domtar Corp., Term Loan, 3.251%, 3/07/14 ..................................   United States      996,743             679,654
       Georgia-Pacific LLC,
          Additional Term Loan, 2.581% - 4.189%, 12/20/12 ........................   United States    1,490,130           1,224,391
          Term Loan B, 2.081% - 4.189%, 12/20/12 .................................   United States    1,427,267           1,172,738
       Hexion Specialty Chemicals BV, Term Loan C-2, 3.75%, 5/03/13 ..............   Netherlands        697,911             293,820
       Hexion Specialty Chemicals Inc., Term Loan C-1, 6.188%, 5/03/13 ...........   United States    3,221,034           1,356,055
       Huntsman International LLC, Term Loan B, 2.221%, 4/21/14 ..................   United States    2,711,000           1,687,598
       Ineos U.S. Finance LLC,
          Term Loan B2, 8.202%, 12/16/13 .........................................   United States      372,806             165,433
          Term Loan C2, 8.702%, 12/23/14 .........................................   United States      372,806             165,277
       Lyondell Chemical Co.,
          Tranche B-1, 7.00%, 12/20/14 ...........................................   United States      744,370             335,607
          Tranche B-2, 7.00%, 12/20/14 ...........................................   United States    1,984,987             878,357
       NewPage Corp., Term Loan, 5.313%, 12/22/14 ................................   United States      835,891             536,015
       Oxbow Carbon LLC,
          Delayed Draw Term Loan, 2.461%, 5/08/14 ................................   United States      237,987             150,725
          Term Loan B, 2.461% - 3.459%, 5/08/14 ..................................   United States    2,653,854           1,680,774
       PQ Corp., Term Loan, 4.71% - 6.72%, 7/30/14 ...............................   United States    1,192,504             700,596
       Verso Paper Holdings LLC, Term Loan B, 3.25%, 8/01/13 .....................   United States    1,893,657           1,341,339
                                                                                                                       ------------
                                                                                                                         15,724,764
                                                                                                                       ------------
       MEDIA 9.0%
       Canwest Mediaworks LP, Credit D, 4.196%, 7/10/14 ..........................   Canada             939,886             488,741
       Charter Communications Operating LLC, Term Loan, 4.16% - 5.47%,
          3/06/14 ................................................................   United States    2,338,934           1,730,812
       Citadel Broadcasting Corp., Term Loan B, 2.22% - 3.65%, 6/12/14 ...........   United States    4,000,000           1,640,000


                     10 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                                      PRINCIPAL
                                                                                        COUNTRY       AMOUNT(a)            VALUE
                                                                                     --------------   ---------        ------------
   (b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       MEDIA (CONTINUED)
       CSC Holdings Inc. (Cablevision), Incremental Term Loan, 2.945%,
          3/29/13 ................................................................   United States      778,000        $    667,460
       Dex Media East LLC, Term Loan B, 3.46% - 5.42%, 10/24/14 ..................   United States    2,104,725             836,628
       Dex Media West LLC, Term Loan B, 7.00% - 7.42%, 10/24/14 ..................   United States    2,033,333             889,583
       Entravision Communications Corp., Term Loan B, 6.38%, 3/29/13 .............   United States    1,392,883             992,429
       Gray Television Inc., Term Loan B, 3.37% - 5.65%, 12/31/14 ................   United States    1,594,740             637,896
   (g) Idearc Inc., Term Loan B, 2.47% - 3.46%, 11/17/14 .........................   United States    6,015,304           1,899,116
       Insight Midwest Holdings, Term Loan B, 3.91%, 4/02/14 .....................   United States    2,160,000           1,627,199
       MCC Iowa,
          Term Loan E, 6.50%, 1/03/16 ............................................   United States      895,500             752,220
          Tranche D-1 Term Loan, 2.20%, 1/31/15 ..................................   United States      497,251             328,683
          Tranche D-2 Term Loan, 2.20%, 1/31/15 ..................................   United States       57,820              38,219
       Mission Broadcasting Inc., Term Loan B, 3.209%, 10/01/12 ..................   United States      882,725             485,499
       Newsday LLC, 9.008%, Floating Rate Term Loan, 8/01/13 .....................   United States    2,400,000           1,920,000
       Nexstar Broadcasting Inc., Term Loan B, 3.209%, 10/01/12 ..................   United States      835,174             459,346
       R.H. Donnelley Inc., Term Loan D-2, 6.75% - 7.17%, 6/30/11 ................   United States      398,964             229,404
       Regal Cinemas Corp., Term Loan, 3.209%, 10/27/13 ..........................   United States    2,078,289           1,528,698
   (d) Tribune Co.,
          Term Loan B, 5.25%, 5/16/14 ............................................   United States    3,950,000           1,128,570
   (g)    Term Loan X, 4.75%, 5/16/09 ............................................   United States    1,375,714             387,951
       Univision Communications Inc., Initial Term Loan, 2.711%, 9/29/14 .........   United States    5,000,000           2,055,555
       UPC Financing Partnership, Term Loan N, 3.181%, 12/31/14 ..................   Netherlands      2,970,000           2,004,750
                                                                                                                       ------------
                                                                                                                         22,728,759
                                                                                                                       ------------
       PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1.0%
       Life Technologies Corp., Term Loan B, 5.25%, 11/21/15 .....................   United States      800,000             752,000
       Mylan Inc., Term Loan B, 3.75% - 6.75%, 10/02/14 ..........................   United States    2,156,000           1,850,566
                                                                                                                       ------------
                                                                                                                          2,602,566
                                                                                                                       ------------
       REAL ESTATE 0.3%
       CB Richard Ellis Services Inc., Term Loan B, 2.081%, 12/20/13 .............   United States    1,716,034             846,005
                                                                                                                       ------------
       SOFTWARE & SERVICES 3.1%
       Affiliated Computer Services Inc.,
          Additional Term Loan, 2.471% - 3.899%, 3/20/13 .........................   United States    1,759,500           1,504,372
          Term Loan B, 2.471%, 3/20/13 ...........................................   United States      486,250             415,744
       Dealer Computer Services Inc. (Reynolds & Reynolds), First Lien Term
          Loan, 2.461%, 10/26/12 .................................................   United States      490,894             236,856
       Emdeon Business Services LLC, First Lien Term Loan, 3.459%,
          11/16/13 ...............................................................   United States    2,088,373           1,482,745
       First Data Corp., Term Loan B-2, 3.211%, 9/24/14 ..........................   United States    2,465,019           1,597,860
       Macrovision Solutions Corp., Term Loan B, 6.00%, 5/02/13 ..................   United States    1,246,875           1,134,656
       SunGard Data Systems Inc., New U.S. Term Loan, 3.575% - 4.138%,
          2/28/14 ................................................................   United States    1,999,072           1,381,359
                                                                                                                       ------------
                                                                                                                          7,753,592
                                                                                                                       ------------


                     Quarterly Statement of Investments | 11

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                                      PRINCIPAL
                                                                                        COUNTRY       AMOUNT(a)            VALUE
                                                                                     --------------   ---------        ------------
   (b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       TECHNOLOGY HARDWARE & EQUIPMENT 1.7%
       CommScope Inc., Term Loan B, 2.961% - 4.75%, 12/26/14 .....................   United States    1,442,911        $  1,064,147
       Flextronics International USA Inc.,
          Term Loan A, 6.133% - 7.069%, 10/01/14 .................................   United States    1,840,982           1,184,364
          Term Loan A-1, 7.069%, 10/01/14 ........................................   United States      529,018             340,335
       Sensus Metering Systems Inc., Term Loan B1, 4.09% - 4.25%,
          12/17/10 ...............................................................   United States    2,084,295           1,823,758
                                                                                                                       ------------
                                                                                                                          4,412,604
                                                                                                                       ------------
       TELECOMMUNICATION SERVICES 3.9%
       Alltel Communications Inc.,
          Term Loan B-1, 3.939%, 6/30/15 .........................................   United States      265,993             261,813
   (g)    Term Loan B-2, 4.371%, 6/30/15 .........................................   United States      332,492             327,421
          Term Loan B-3, 3.939%, 5/18/15 .........................................   United States    2,468,750           2,434,420
          GCI Holdings Inc., Add-On Term Loan, 4.72%, 8/31/12 ....................   United States    2,381,802           2,107,895
       Intelsat Corp. (Panamsat),
          Tranche B-2-A, 6.65%, 1/03/14 ..........................................   United States    1,284,794             981,031
          Tranche B-2-B, 6.65%, 1/03/14 ..........................................   United States    1,284,406             980,735
          Tranche B-2-C, 6.65%, 1/03/14 ..........................................   United States    1,284,406             980,735
       Windstream Corp., Tranche B-1, 6.05%, 7/17/13 .............................   United States    2,017,836           1,731,136
                                                                                                                       ------------
                                                                                                                          9,805,186
                                                                                                                       ------------
       UTILITIES 2.4%
       Dynegy Holdings Inc.,
          Term L/C Facility, 1.97%, 4/02/13 ......................................   United States    2,923,913           2,214,864
          Term Loan B, 1.97%, 4/02/13 ............................................   United States       75,136              56,916
       NRG Energy Inc.,
          Credit Link, 1.359%, 2/01/13 ...........................................   United States      819,782             715,055
          Term Loan, 1.961% - 2.959%, 2/01/13 ....................................   United States    1,663,693           1,451,156
       Texas Competitive Electric Holdings Co. LLC, Term Loan B-2,
          3.961% - 5.888%, 10/10/14 ..............................................   United States    2,463,763           1,719,502
                                                                                                                       ------------
                                                                                                                          6,157,493
                                                                                                                       ------------
       TOTAL SENIOR FLOATING RATE INTERESTS (COST $187,724,810) ..................                                      128,128,504
                                                                                                                       ------------
       FOREIGN GOVERNMENT AND AGENCY S ECURITIES 1.4%
 (b,h) Government of Argentina, senior bond, FRN, 3.127%, 8/03/12 ................   Argentina        3,950,000           1,048,766
       Government of Malaysia,
          7.00%, 3/15/09 .........................................................   Malaysia         2,735,000 MYR         798,426
          3.756%, 4/28/11 ........................................................   Malaysia         5,860,000 MYR       1,726,442
                                                                                                                       ------------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
          (COST $4,382,206) ......................................................                                        3,573,634
                                .                                                                                       ------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $492,928,477) ....................................................                                      385,414,527
                                                                                                                       ------------


                     12 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust
STATEMENT OF INVESTMENTS, DECEMBER 31, 2008 (UNAUDITED) (CONTINUED)

                                                                                        COUNTRY         SHARES             VALUE
                                                                                     --------------   ---------        ------------
       SHORT TERM INVESTMENTS (COST $7,874,395) 3.1%
       MONEY MARKET FUNDS 3.1%
   (i) Franklin Institutional Fiduciary Trust Money Market Portfolio, 0.55% ......   United States    7,874,395        $  7,874,395
                                                                                                                       ------------
       TOTAL INVESTMENTS (COST $500,802,872) 155.4% ..............................                                      393,288,922
       PREFERRED SHARES (35.5)% ..................................................                                      (90,000,000)
       NET UNREALIZED APPRECIATION ON FORWARD EXCHANGE
       CONTRACTS 1.0% ............................................................                                        2,623,927
       OTHER ASSETS, LESS LIABILITIES (20.9)% ....................................                                      (52,863,535)
                                                                                                                       ------------
       NET ASSETS APPLICABLE TO COMMON SHARES 100.0% .............................                                     $253,049,314
                                                                                                                       ============

See Abbreviations on page 17.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2008, the aggregate value of these securities was $19,846,722, representing 7.84% of net assets.

(d)  Defaulted security.

(e)  Income may be received in additional securities and/or cash.

(f)  Rounds to less than 0.1% of net assets.

(g) A portion or all of the security purchased on a delayed delivery or to-be-announced basis.

(h) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(i) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statement of Investments.


                     Quarterly Statement of Investments | 13

Franklin Templeton
Limited Duration Income Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Templeton Limited Duration Income Trust (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, closed-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities, government securities, mortgage pass-through securities, other mortgage-backed securities, and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations


                     14 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED) (CONTINUED)

2. SECURITY VALUATION (CONTINUED)

of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

3. INCOME TAXES

At December 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...........................................   $ 502,213,842
                                                                  -------------
Unrealized appreciation .......................................   $   2,798,188
Unrealized depreciation .......................................    (111,723,108)
                                                                  -------------
Net unrealized appreciation (depreciation) ....................   $(108,924,920)
                                                                  -------------

4. FORWARD EXCHANGE CONTRACTS

At December 31, 2008, the Fund had the following forward exchange contracts outstanding:

                                CONTRACT        SETTLEMENT    UNREALIZED     UNREALIZED
                               AMOUNT(a)           DATE      APPRECIATION   DEPRECIATION
                              -----------       ----------   ------------   ------------
CONTRACTS TO BUY
  382,000   Euro ..........       593,361         3/04/09      $     --       $(60,396)
1,598,000   Euro ..........     2,050,074         3/04/09       179,449             --
  455,000   Euro ..........       701,050         3/16/09            --        (66,415)
  520,000   Euro ..........       668,720         3/16/09        56,578             --
1,000,000   Euro ..........     1,438,800         6/03/09            --        (46,316)
  140,000   Euro ..........       179,634         6/03/09        15,314             --
CONTRACTS TO SELL
1,980,000   Euro ..........     2,964,515         3/04/09       202,027             --
  990,000   Euro ..........   150,663,150 JPY     3/05/09       281,615             --
  990,000   Euro ..........   152,260,020 JPY     3/09/09       299,536             --
  975,000   Euro ..........     1,487,509         3/16/09       127,575             --
  320,000   Euro ..........    49,532,800 JPY     4/06/09       100,991             --
1,140,000   Euro ..........     1,736,961         6/03/09       149,529             --
  391,937   Euro ..........     1,955,883 MYR     6/12/09        20,114             --
  514,044   Euro ..........     2,552,999 MYR     6/15/09        22,903             --


                     Quarterly Statement of Investments | 15

Franklin Templeton
Limited Duration Income Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                         CONTRACT       SETTLEMENT    UNREALIZED     UNREALIZED
                                        AMOUNT(a)          DATE      APPRECIATION   DEPRECIATION
                                        ---------       ----------   ------------   ------------
CONTRACTS TO SELL (CONTINUED)
1,019,036   Euro ....................   5,044,228 MYR     6/16/09     $   40,580     $      --
  540,000   Euro ....................   2,646,108 MYR     9/03/09         16,354            --
   Unrealized appreciation (depreciation) on offsetting forward
      exchange contracts .........................................     1,550,861      (266,372)
                                                                      ----------     ---------
      Unrealized appreciation (depreciation) on forward exchange
         contracts ...............................................     3,063,426      (439,499)
                                                                      ==========     =========
         Net unrealized appreciation (depreciation) on forward
            exchange contracts ...................................    $2,623,927
                                                                      ==========

(a)  In U.S. dollars unless otherwise indicated.

See Abbreviations on page 17.

5. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on April 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.


                     16 | Quarterly Statement of Investments

Franklin Templeton

Limited Duration Income Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED) (CONTINUED)

5. FAIR VALUE MEASUREMENTS (CONTINUED)

The following is a summary of the inputs used as of December 31, 2008, in valuing the Fund's assets and liabilities carried at fair value:

                                      LEVEL 1       LEVEL 2     LEVEL 3       TOTAL
                                    ----------   ------------   -------   ------------
ASSETS:
   Investments in Securities        $7,874,395   $385,414,527     $--     $393,288,922
   Other Financial Instruments(a)           --      3,063,426      --        3,063,426
LIABILITIES:
   Other Financial Instruments(a)           --        475,057      --          475,057

(a) Other financial instruments includes net unrealized appreciation (depreciation) of forward exchange contracts and unfunded loan commitments.

6. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

ABBREVIATIONS

CURRENCY

JPY - Japanese Yen
MYR - Malaysian Ringgit

SELECTED PORTFOLIO

FRN - Floating Rate Note
L/C - Letter of Credit
PIK - Payment-In-Kind
SF  - Single Family

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     Quarterly Statement of Investments | 17

ITEM 2. CONTROLS AND PROCEDURES.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jennifer J. Bolt, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON LIMITED DURATION INCOME TRUST

By /s/JENNIFER J. BOLT
      -------------------------
      Jennifer J. Bolt
      Chief Executive Officer -
      Finance and Administration
Date  February 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JENNIFER J. BOLT
      -------------------------
      Jennifer J. Bolt
      Chief Executive Officer -
      Finance and Administration
Date  February 25, 2009

By /s/LAURA F. FERGERSON
     -----------------------------
       Laura F. Fergerson
       Chief Financial Officer and
       Chief Accounting Officer
Date   February 25, 2009